RELATED PARTY TRANSACTIONS (Dividends and Income Received) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Dividend income – related parties	$ 128	$ 0	$ 6,030
ADS Maritime Holding
Related Party Transaction [Line Items]
Dividend income – related parties	0	0	2,930
Frontline
Related Party Transaction [Line Items]
Dividend income – related parties	0	0	3,100
NorAm Drilling
Related Party Transaction [Line Items]
Dividend income – related parties	128	0	0
Interest income received	$ 463	$ 443	$ 420